Parent Company Only Condensed Financial Information	12 Months Ended
Jun. 30, 2025
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
24.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The Company performed a test on the restricted net assets of its consolidated subsidiaries, the VIE, and the VIE’s subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of June 30, 2025, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those which have been separately disclosed in the consolidated financial statements.

Condensed Balance Sheets

	As of June 30,
	2025	2024
ASSETS
CURRENT ASSETS
Cash	1,356,601	$10,711
Digital assets, net	-	140,586
Prepaid expenses and other current assets	2,457,913	4,409,914
Due from subsidiaries and the VIE	8,117,149	4,408,299
Assets held for sale	9,999,600	-
TOTAL CURRENT ASSETS	21,931,263	8,969,510
Other non-current assets	-	-
(Deficits) Investments in subsidiaries, consolidated VIE, and VIE’s subsidiaries	(266,366)	6,372,217
TOTAL ASSETS	21,664,897	15,341,727

LIABILITIES AND SHAREHOLDERS’ EQUITY
Other Payable	83,271	$32,795
TOTAL CURRENT LIABILITIES	83,271	$32,795
TOTAL LIABILITIES	83,271	32,795

SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.01 per share; 264,400,000 Class A ordinary shares authorized; 16,362,733 and 3,362,733 Class A ordinary shares issued and outstanding as of June 30, 2025 and 2024, respectively; 30,600,000 Class B ordinary shares authorized, 576,308 Class B ordinary shares issued and outstanding as of June 30, 2025 and 2024, 1,000,000 Class C ordinary shares authorized, nil Class C shares issued and outstanding as of June 30, 2025 and 2024)*	169,390	39,390
Subscription receivable	(15,441)	(15,441)
Additional paid-in capital	55,369,555	42,459,143
Retained earnings	(32,356,441)	(25,468,546)
Accumulated other comprehensive (loss) income	(1,585,437)	(1,705,614)
TOTAL SHAREHOLDERS’ EQUITY	21,581,626	15,308,932
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	21,664,897	$15,341,727

*	Retroactively restated to reflect 1-for-10 share consolidation effective on October 26, 2023

Condensed Statements of Operations and Comprehensive Income (Loss)

	For the fiscal years ended June 30,
	2025	2024	2023
Revenue	$2,229,471	$150,000	$257,169
Cost of Revenue	1,846,249	139,414	150,000
Gross profit	383,222	$10,586	107,169

Selling expenses	-	-	125,000
General and administrative expenses	517,743	$6,289,253	$1,128,970
Financial expenses (income), net	(280)	(1,626)	(1,452)
Research and development expenses	-	-	8,671,107
Loss from operation	(134,241)	(6,277,041)	(9,816,456)
Other loss	5,106	(69)	(114,097)
Share of (loss) income of subsidiaries, consolidated VIE, and VIE’s subsidiaries	(6,758,760)	(6,130,017)	(14,399,862)

(Loss) Income before income tax expenses	(6,887,895)	(12,407,127)	(24,330,415)
Income tax expenses	-	-	-
Net (loss) income	(6,887,895)	$(12,407,127)	$(24,330,415)
Other Comprehensive income (loss)		-
Foreign currency translation adjustment	120,177	(60,742)	(1,713,891)
Total comprehensive loss	$(6,767,718)	$(12,467,869)	$(26,044,306)

Condensed Statements of Cash Flows

	For the fiscal years ended June 30,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(6,887,895)	$(12,407,127)	$(24,330,415)
Depreciation and amortization	-	-	696,000
Impairment	586	5,200,000	-
Equity loss of subsidiaries	6,758,760	6,130,017	14,399,862
Other current assets	2,092,587	(370,674)	70,245
Other payable	(608,850)	(1,800,897)	(58,565)
Due from subsidiaries and the VIE	50,476	1,196	(2,607,402)
Other non-current assets	(586)	(137,034)	8,440,200
Net cash provided by (used) in operating activities	$1,405,078	$(3,384,519)	$(3,390,075)

CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in a subsidiary	(9,999,600)	-	-
Purchase of intangible assets	-	-	-
Advance paid for agent license	-	-	(4,600,000)
Net cash used in investing activities	(9,999,600)	-	(4,600,000)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares	10,000,000	4,290,000	-
Payment for deferred offering costs	(59,588)	(1,989,777)	-
Net cash provided by financing activities	9,940,412	2,300,223	-

Effect of exchange rate changes	-	-	-

Net increase (decrease) increase in cash	1,345,890	(1,084,296)	(7,990,075)
Cash at beginning of year	10,711	1,095,007	9,085,082
Cash at end of year	$1,356,601	$10,711	$1,095,007

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

Non-cash investing and financing activities:
Shares issued for acquisition of subsidiaries	$3,100,000	$-	$-